Retirement benefits obligations - Contributions and funding (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 245,000
Net defined benefit (liability) asset	(1,692,537)	SFr (1,481,738)
Experience adjustment	(208,572)	(1,048,239)
Actuarial gain/(loss) on plan assets	(24,957)	302,384
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(9,406,967)	(8,583,214)	SFr (7,060,278)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	7,714,430	7,101,476	SFr 6,420,927
Actuarial gain/(loss) on plan assets	SFr (24,957)	SFr 302,384